VARIABLE INTEREST ENTITY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Inventory	$ 149,754		$ 149,754		$ 217,109	$ 230,118
Inventory purchased			67,355	$ 19,616	13,009	(90,548)
Atlas
Inventory	210,981		210,981		55,532
Inventory purchased	$ 70,415	$ 458,736	$ 428,052	$ 1,102,563	$ 1,764,315	$ 256,720